Stockholders' Equity/ (Deficit) (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 23, 2020	Apr. 02, 2020	Apr. 02, 2020	Mar. 20, 2020	Mar. 19, 2020	Feb. 20, 2020	Jan. 02, 2020	Jun. 08, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	May 25, 2020	Apr. 28, 2020
Reserved for issuance to certain shareholders				4,912,069
Value of common stock shares issued										$ 2,297	$ 422	$ 1,778
Term of granted options													8 years 1 month 6 days
Expected dividend yield													0.00%
Unrecognized stock-based compensation expense
Fair value of warrants								$ 26,800	(18)		(1,124)		$ (3)	$ (3,601)
Number of warrants issued	55,172	142,118	142,118
Issuance of convertible preferred stock to settle convertible notes	$ 400		$ 1,100,000
Warrant exercise price, per share	$ 9.00	$ 7.74	$ 7.74
Warrant term	3 years	5 years	5 years
2014 Equity Incentive Stock Plan [Member]
Options granted													16,667
Term of granted options													10 years
Number of stock options issued and outstanding													8,051,098
2020 Equity Incentive Stock Plan [Member]
Options granted		12,116,646
Consulting Services [Member]
Shares issued during period for services, shares													275,000
Shares issued during period for services, value													$ 2,300
Consulting Services One [Member]
Shares issued during period for services, shares										2,500			343,789
Shares issued during period for services, value										$ 26			$ 3,100
Issuance of Common Stock in Connection with Convertible Notes [Member]
Value of common stock shares issued									$ 200				$ 300
Number of common stock issued, shares									25,000				62,500
Joint Business Development Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period for services, shares							200,000
Shares issued during period for services, value							$ 1,800
Digital Likeness Development Agreement [Member]
Shares issued during period for services, shares													62,500
Shares issued during period for services, value													$ 600
Mayweather Agreement [Member]
Options granted													280,000
Term of granted options													5 years
Stock option, exercise price													$ 7.20
Fair value of stock options granted													$ 1,031
Stock option expiration date													Dec. 21, 2024
Note Purchase Agreement [Member]
Value of common stock shares issued					$ 7,500
Number of common stock issued, shares					900,000
Share issued price per share										$ 8.35							$ 10.00
Issuance of convertible preferred stock to settle convertible notes									$ 1,700				$ 1,500
Purchase Agreements [Member]
Number of warrants issued								3,735,922
Warrant exercise price, per share								$ 7.00
Warrant term								1 year 6 months
Common Stock [Member]
Value of common stock shares issued
Number of common stock issued, shares										795,593	386,792	378,098
Shares issued during period for services, shares										200,000
Shares issued during period for services, value										$ 1,600
Options granted									343,789	1,040,000
Options [Member]
Options granted													280,000
Term of granted options													10 years
Expected dividend yield													0.00%
Unrecognized stock-based compensation expense									$ 38,000				$ 38,000		$ 0
Weighted average period of stock options													2 years 8 months 12 days		0 years
Weighted average grant date fair value of options, per share									$ 4.20				$ 4.20
Weighted average grant date fair value of options									$ 1,300				$ 1,300
FB Loan Warrant[Member] | Note Purchase Agreement [Member]
Warrant to purchase common stock shares					3,269,231
Fair value of warrants					$ 15,600
Pulse Evolution Corporation [Member] | Common Stock [Member]
Value of common stock shares issued									$ 1,201,749				$ 4,928,829
Common stock issued in exchange for subsidiary shares									14,222,975				17,950,055
Reduction of noncontrolling interest									$ 900				$ 2,000
ARETE Wealth Management [Member]
Number of warrants issued																275,000
Warrant exercise price, per share																$ 5.00
Officer [Member] | Issuance of Common Stock for Employee Compensation [Member]
Value of common stock shares issued						$ 2,700
Number of common stock issued, shares						300,000
Share issued price per share						$ 9.00
Private Placement [Member] | Investors [Member]
Value of common stock shares issued										$ 2,300			$ 500
Number of common stock issued, shares										795,593			170,391
Purchase Agreement [Member] | Investors [Member] | May 11, 2020 to June 8, 2020 [Member]
Value of common stock shares issued									$ 26,100
Number of common stock issued, shares									3,735,922
Share issued price per share									$ 7.00				$ 7.00
Series A Preferred Stock [Member]
Preferred stock, shares authorized				5,000,000					5,000,000				5,000,000		5,000,000
Preferred stock, par value				$ 0.0001					$ 0.0001				$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Preferred stock, shares authorized				1,000,000
Preferred stock, par value				$ 0.0001
Series C Preferred Stock [Member]
Preferred stock, shares authorized				41,000,000
Preferred stock, par value				$ 0.0001
Series X Preferred Stock [Member]
Preferred stock, shares authorized				1,000,000
Preferred stock, par value				$ 0.0001
Series AA Convertible Preferred Stock [Member]
Preferred stock, shares authorized				35,800,000
Preferred stock, par value									$ 0.0001				$ 0.0001
Preferred stock voting rights				Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.									Each share of Series AA Convertible Preferred Stock is entitled to 0.8 votes per share and is convertible into two shares of our common stock, only in connection with a bona fide transfer to a third party pursuant to Security and Exchange Commission (the "Commission") Rule 144.